Leases (Tables)	6 Months Ended
Dec. 31, 2025
Leases [Abstract]
Schedule of Operating Lease Related Assets and Liabilities

The table below presents the operating lease related assets and liabilities recorded on the unaudited condensed consolidated balance sheets.

	As of June 30, 2025	As of December 31, 2025
	RMB	RMB
Right of use assets	3,976,798	4,374,783

Operating lease liabilities, current	2,078,397	2,377,067
Operating lease liabilities, noncurrent	1,934,528	1,760,795
Total operating lease liabilities	4,012,925	4,137,862

Other information about the Company’s leases is as follows:

	For the Six Months Ended December 31, 2025
	2024	2025
	RMB	RMB
Operating cash flows used in operating leases	1,165,849	1,273,950
Weighted average remaining lease term (years)	2.59	1.98
Weighted average discount rate	3.14%	3.58%

Schedule of Maturities of Lease Liabilities

The following is a schedule, by years, of maturities of lease liabilities as of December 31, 2025:

December 31, 2025
RMB
For the six months ending June 30, 2026	1,278,542
For the year ending June 30, 2027	2,138,481
For the year ending June 30, 2028	828,235
For the year ending June 30, 2029	20,000
Total lease payments	4,265,258
Less: imputed interest	(127,396)
Present value of lease liabilities	4,137,862